Annual Fund Operating Expenses - DWS Core Equity Fund	Feb. 01, 2021
Class A
Operating Expenses:
Management fee	0.35%
Distribution/service (12b-1) fees	0.23%
Other expenses	0.26%
Total annual fund operating expenses	0.84%
Class T
Operating Expenses:
Management fee	0.35%
Distribution/service (12b-1) fees	0.25%
Other expenses	0.19%
Total annual fund operating expenses	0.79%
Class C
Operating Expenses:
Management fee	0.35%
Distribution/service (12b-1) fees	1.00%
Other expenses	0.26%
Total annual fund operating expenses	1.61%
Class R
Operating Expenses:
Management fee	0.35%
Distribution/service (12b-1) fees	0.49%
Other expenses	0.38%
Total annual fund operating expenses	1.22%
Class R6
Operating Expenses:
Management fee	0.35%
Distribution/service (12b-1) fees	none
Other expenses	0.14%
Total annual fund operating expenses	0.49%
INST Class
Operating Expenses:
Management fee	0.35%
Distribution/service (12b-1) fees	none
Other expenses	0.22%
Total annual fund operating expenses	0.57%
Class S
Operating Expenses:
Management fee	0.35%
Distribution/service (12b-1) fees	none
Other expenses	0.22%
Total annual fund operating expenses	0.57%